Financial Impact of Suspension of Mavodelpar Development Activities - Additional Information (Details) - RENEO PHARMACEUTICALS INC [Member] $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Impact of Suspension of Mavodelpar Development Activities [Line Items]
Severance and continuation of benefit expenses	$ 2.5
Right-of-use (ROU) assets impairment expense	0.3
Right-of-use and leasehold improvement impairment expenses	$ 0.4